Outstanding Derivative Contracts (Detail) (Interest Rate Caps, USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011
1 Month USD LIBOR Not Designated 2011
Derivative Instruments [Line Items]
Effective Date	January 2011
Interest rate swap, maturity date	April 2015
Interest rate swap, notional amount	$ 500	$ 500
1 Month USD LIBOR Not Designated 2012
Derivative Instruments [Line Items]
Effective Date	January 2012
Interest rate swap, maturity date	April 2015
Interest rate swap, notional amount	500	500
Parent company | Interest Rate Contracts | 1 Month USD LIBOR Not Designated 2011
Derivative Instruments [Line Items]
Effective Date	January 2011
Interest rate swap, maturity date	April 2015
Interest rate swap, notional amount	500	500
Parent company | Interest Rate Contracts | 1 Month USD LIBOR Not Designated 2012
Derivative Instruments [Line Items]
Effective Date	January 2012
Interest rate swap, maturity date	April 2015
Interest rate swap, notional amount	500	500
Parent company | Interest Rate Contracts | 1 Month USD LIBOR Not Designated 2014
Derivative Instruments [Line Items]
Effective Date	January 2014
Interest rate swap, maturity date	April 2015
Interest rate swap, notional amount	$ 311	$ 311